Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 166,245	$ 122,716
Receivables	37,722	35,414
Inventories	29,719	26,276
Other current assets	13,297	11,270
Total current assets	246,983	195,676
Property and Equipment:
Land	271,021	265,961
Land improvements	421,593	402,013
Buildings	693,899	663,982
Rides and equipment	1,740,653	1,643,770
Construction in progress	72,847	58,299
Total property and equipment, gross	3,200,013	3,034,025
Less accumulated depreciation	(1,614,241)	(1,494,805)
Total property and equipment, net	1,585,772	1,539,220
Goodwill	183,830	179,660
Other Intangibles, net	38,064	37,837
Other Assets	9,510	20,788
Assets	2,064,159	1,973,181
Current Liabilities:
Current maturities of long-term debt	0	2,775
Accounts payable	24,621	20,851
Deferred revenue	86,131	82,765
Accrued interest	8,124	9,986
Accrued taxes	43,975	58,958
Accrued salaries, wages and benefits	18,740	30,358
Self-insurance reserves	25,107	27,063
Other accrued liabilities	18,796	9,927
Total current liabilities	225,494	242,683
Deferred Tax Liability	74,798	104,885
Derivative Liability	8,722	17,721
Other Liabilities	11,684	13,162
Long-Term Debt:
Term debt	723,788	594,228
Notes	936,727	939,983
Long-term debt, noncurrent	1,660,515	1,534,211
Commitments and Contingencies (Note 10)
Partners’ Equity:
Special L.P. interests	5,290	5,290
General partner	0	0
Limited partners, 56,359 and 56,201 units outstanding at December 31, 2017 and December 31, 2016, respectively	81,589	52,288
Accumulated other comprehensive income (loss)	(3,933)	2,941
Total partners' equity	82,946	60,519
Total Partners' Equity and Liabilities	$ 2,064,159	$ 1,973,181